Document and Entity Information Document	Jan. 04, 2021
Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jan. 04, 2021
Entity Registrant Name	Granite Point Mortgage Trust Inc.
Entity Central Index Key	0001703644
Amendment Flag	false
Entity Incorporation, State or Country Code	MD
Entity File Number	001-38124
Entity Tax Identification Number	61-1843143
Entity Address, Address Line One	3 Bryant Park, Suite 2400A
Entity Address, City or Town	New York,
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10036
City Area Code	646
Local Phone Number	540-7940
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
NEW YORK STOCK EXCHANGE, INC. [Member]
Entity Information [Line Items]
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	GPMT
Security Exchange Name	NYSE